Condensed Statement of Stockholders' (Deficit) Equity (Parenthetical) $ in Thousands	3 Months Ended
Jun. 30, 2019 USD ($) $ / shares
Increase (Decrease) in Stockholders' Equity
Issuance costs | $	$ 5,383
Common Stock Par value $0.0001
Increase (Decrease) in Stockholders' Equity
Common Stock, par value (in dollars per share) | $ / shares	$ 0.0001